[GRAPHIC OMITTED]

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

PRELIMINARY PROSPECTUS DATED MARCH 7, 2001
SUBJECT TO COMPLETION

Prospectus
Primary A Shares
April      , 2001

Domestic Stock Fund
Nations Classic
Value Fund

Global Stock Fund
Nations Global
Value Fund


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not FDIC Insured
May Lose Value
No Bank Guarantee

NATIONS FUNDS

An overview of the Funds
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
             Terms used in this prospectus

             In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.


[GRAPHIC OMITTED]
               You'll find Terms used in
               this prospectus on page 23.

             Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

             Affiliates of Bank of America are paid for the services they provide to the Funds.

 This booklet, which is called a prospectus, tells you about two Nations Funds Stock Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

 About the Funds
 Domestic Stock Funds invest primarily in equity securities of U.S. companies.

 Global Stock Funds invest primarily in equity securities of U.S. and foreign companies.

 The Funds also have different risk/return characteristics because they invest in different kinds of securities.

 Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. Foreign securities also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.

 In every case, there's a risk that you'll lose money or you may not earn as much as you expect.

 Choosing the right Funds for you
 Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.


 Stock Funds focus on long-term growth. They may be suitable for you if:

  o you have longer-term investment goals

  o they're part of a balanced portfolio

  o you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

     They may not be suitable for you if:

  o you're not prepared to accept or are unable to bear the risks associated with equity securities

  o you have short-term investment goals

  o you're looking for a regular stream of income

 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

 For more information
 If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.

 You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
             Banc of America Advisors, Inc.

             Banc of America Advisors, Inc. (BAAI) is the investment adviser to each of the Funds. BAAI is responsible for the overall management and supervision of the investment management of each Fund. BAAI and Nations Funds have engaged sub-advisers, which are responsible for the day-to-day investment decisions for each of the Funds.


[GRAPHIC OMITTED]
               You'll find more about
               BAAI and the sub-advisers
               starting on page 12.

[GRAPHIC OMITTED]
About the Funds
Nations Classic Value Fund                          4
Sub-adviser: Brandes Investment Partners, L.P.
------------------------------------------------
Nations Global Value Fund                           7
Sub-adviser: Brandes Investment Partners, L.P.
------------------------------------------------
Other important information                        10
------------------------------------------------
How the Funds are managed                          12


[GRAPHIC OMITTED]
    About your investment
Information for investors
  Buying, selling and exchanging shares             17
  Distributions and taxes                           20
-----------------------------------------
Terms used in this prospectus                       23
-----------------------------------------
Where to find more information              back cover

[GRAPHIC OMITTED]
             About the sub-adviser

             BAAI is the Fund's investment adviser, and Brandes Investment Partners, L.P. (Brandes) is its sub-adviser. Brandes' LargeCap Investment Committee makes the day-to-day investment decisions for the Fund.

[GRAPHIC OMITTED]
               You'll find more about
               Brandes on page 13.

[GRAPHIC OMITTED]
             What is the Graham and Dodd approach to investing?

             Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis. In his 1934 book, Security Analysis, co-written by David Dodd, Graham introduced the idea that stocks should be chosen by identifying the "true" long-term -- or intrinsic -- value of a company based on measurable data.

             The team follows this approach, looking at each stock as though it's a business that's for sale. By buying stocks at what it believes are favorable prices, the team looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.

 Nations Classic Value Fund

[GRAPHIC OMITTED]
        Investment objective
        The Fund seeks growth of capital by investing in companies believed to be undervalued.

[GRAPHIC OMITTED]
        Principal investment strategies
        The Fund normally invests at least 80% of its assets in equity securities of U.S. companies that are believed to be undervalued. The Fund focuses its investments in large and medium sized companies. The Fund generally holds 40 to 75 securities which include common stocks, preferred stock and convertible securities.

 The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

 The management team uses the "Graham and Dodd" value approach to selecting securities and managing the Fund. The team invests in a company when its current price appears to be below its "true" long-term -- or intrinsic value.

 The team uses fundamental analysis to determine intrinsic value, and will look at a company's book value, cash flow, capital structure, and management record, as well as its industry and its position in the industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources, as well as interviews with company management.

 The team may sell a security when its price reaches the target set by the team, there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, or for other reasons.

[GRAPHIC OMITTED]
               You'll find more about
               other risks of investing in
               this Fund starting on
               page 10 and in the SAI.

[GRAPHIC OMITTED]
             Limits on investments

             To help manage risk, the Fund has certain limits on its investments. These limits apply at the time an investment is made:


             o The Fund will normally invest no more than 5% of its assets in a single security.

             o It may not invest more than the higher of:

                o 20% of its assets in a single industry, or

                o 150% of the weighting of a single industry in the S&P 500 (to a maximum of 25% of its assets in a single industry, other than U.S. government securities).


[GRAPHIC OMITTED]
        Risks and other things to consider
        Nations Classic Value Fund has the following risks:

        o Investment strategy risk - The team chooses stocks it believes are undervalued or out of favor with the expectation that these stocks will eventually rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the team expects, or will fall.

        o Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. As of the date of this prospectus, the stock markets, as measured by the S&P 500 and other commonly used indices, were trading at close to historically high levels. There can be no guarantee that these levels will continue.

[GRAPHIC OMITTED]

             For information about the performance of other stock funds managed by Brandes, see How the Funds are managed.

[GRAPHIC OMITTED]
        A look at the Fund's performance
        Because the Fund commenced operations on April   , 2001 and has not
        been in operation for a full calendar year, no performance information is included in the prospectus.

[GRAPHIC OMITTED]

             There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[GRAPHIC OMITTED]

        What it costs to invest in the Fund
        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                                             Primary A
(Fees paid directly from your investment)                                     Shares
        Maximum sales charge (load) imposed on purchases, as a %
        of offering price                                                      none
        Maximum deferred sales charge (load), as a % of net asset value        none

        Annual Fund operating expenses
        (Expenses that are deducted from the Fund's assets)
        Management fees                                                        0.65%
        Other expenses(1)                                                      0.48%
                                                                               ----
        Total annual Fund operating expenses(2)                                1.13%
                                                                               ====

        (1) Other expenses are based on estimates for the current fiscal year.


        (2) The Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to the level shown above until April , 2002. There is no guarantee that this limitation will continue after this date. The investment adviser is entitled to reimbursement from the Fund of any fees waived or expenses reimbursed under this agreement if such reimbursements do not cause the Fund's total expenses to exceed existing expense limitations.

[GRAPHIC OMITTED]

             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

        o you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        o   you reinvest all dividends and distributions in the Fund

        o   your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above

        Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 year     3 years
  Primary A Shares           $115       $359

[GRAPHIC OMITTED]
             About the sub-adviser

             BAAI is the Fund's investment adviser, and Brandes is its sub-adviser. Brandes' LargeCap Investment Committee makes the day-to-day investment decisions for the Fund.

[GRAPHIC OMITTED]
               You'll find more about
               Brandes on page 13.

[GRAPHIC OMITTED]
             What is the Graham and Dodd approach to investing?

             Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis. In his 1934 book, Security Analysis, co-written by David Dodd, Graham introduced the idea that stocks should be chosen by identifying the "true" long-term -- or intrinsic -- value of a company based on measurable data.

             The team follows this approach, looking at each stock as though it's a business that's for sale. By buying stocks at what it believes are favorable prices, the team looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.

 Nations Global Value Fund

[GRAPHIC OMITTED]
        Investment objective
        The Fund seeks long-term capital appreciation by investing primarily in equity securities of domestic and foreign issuers, including issuers in emerging markets countries.

[GRAPHIC OMITTED]
        Principal investment strategies
        The Fund normally invests at least 80% of its assets in equity securities of domestic and foreign companies that have a market capitalization of more than $1 billion at the time of investment and that are believed to be undervalued. The Fund typically invests in at least three countries including the United States at any one time.

 The Fund primarily invests in common stocks, preferred stocks, convertible securities and depositary receipts.

 The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

 The management team uses the "Graham and Dodd" value approach to selecting securities and managing the Fund. The team invests in a company when its current price appears to be below its "true" long-term -- or intrinsic value.

 The team uses fundamental analysis to determine intrinsic value, and will look at a company's book value, cash flow, capital structure, and management record, as well as its industry and its position in the industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources, as well as interviews with company management.

 The team may sell a security when its price reaches the target set by the team, there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, or for other reasons.

[GRAPHIC OMITTED]
               You'll find more about
               other risks of investing in
               this Fund starting on
               page 10 and in the SAI.

[GRAPHIC OMITTED]
             Limits on investments

             To help manage risk, the Fund has certain limits on its investments. These limits apply at the time an investment is made:

               o The Fund will normally invest no more than 5% of its assets in a single security.

               o  It may not invest more than the higher of:
                  o  20% of its assets in a single country or industry, or
                  o 150% of the weighting of a single country or industry in the MSCI EAFE Index (to a maximum of 25% of its assets in a single industry, other than U.S. government securities).

               o It generally may not invest more than 20% of its assets in emerging markets or developing countries.


[GRAPHIC OMITTED]
        Risks and other things to consider
        Nations Global Value Fund has the following risks:

        o Investment strategy risk - The team chooses stocks it believes are undervalued or out of favor with the expectation that these stocks will eventually rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the team expects, or will fall.

        o Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

        o Foreign investment risk - Because the Fund invests in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Withholding taxes also may apply to some foreign investments.

        o Emerging markets risk - Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

[GRAPHIC OMITTED]

             For information about the performance of other global stock funds managed by Brandes, see How the Funds are managed.

[GRAPHIC OMITTED]
        A look at the Fund's performance
        Because the Fund commenced operations on April   , 2001 and has not
        been in operation for a full calendar year, no performance information is included in the prospectus.

[GRAPHIC OMITTED]

             There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[GRAPHIC OMITTED]

        What it costs to invest in the Fund
        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                                      Primary A
(Fees paid directly from your investment)                              Shares
        Maximum sales charge (load) imposed on purchases, as a %
        of offering price                                               none
        Maximum deferred sales charge, as a % of net asset value        none

        Annual Fund operating expenses
        (Expenses that are deducted from the Fund's assets)
        Management fees                                                0.90%
        Other expenses(1)                                              0.50%
                                                                       ----
        Total annual Fund operating expenses(2)                        1.40%
                                                                       ====

        (1) Other expenses are based on estimates for the current fiscal year.


        (2) The Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to the level shown above until April , 2002. There is no guarantee that this limitation will continue after this date. The investment adviser is entitled to reimbursement from the Fund of any fees waived or expenses reimbursed under this agreement if such reimbursements do not cause the Fund's total expenses to exceed existing expense limitations.

[GRAPHIC OMITTED]

             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        o   you reinvest all dividends and distributions in the Fund

        o   your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above

        Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 year     3 years
  Primary A Shares           $143       $443

[GRAPHIC OMITTED]
         Other important information

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

        o Changing investment objectives and policies - The investment objective and certain investment policies of either Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

        o Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

            Each Fund may become a feeder fund if the Board of Trustees decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens.

        o Holding other kinds of investments - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

        o Foreign investment risk - Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S.

        o Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

        o Securities lending program - A Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income for the Fund. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

        o Portfolio turnover - A fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading. The annual portfolio turnover rates for Nations Classic Value Fund and Nations Global Value Fund are expected to be no more than 50% and 100%, respectively.

[GRAPHIC OMITTED]
         How the Funds are managed

[GRAPHIC OMITTED]
             Banc of America Advisors, Inc.

             One Bank of America Plaza
             Charlotte, North Carolina 28255

 Investment adviser
 BAAI is the investment adviser to over 65 mutual fund portfolios in the Nations Funds Family, including the Funds described in this prospectus.

 BAAI is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

 Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BAAI uses part of this money to pay the investment sub-adviser for the services it provides to each Fund.

 BAAI has agreed to waive fees and/or reimburse expenses for the Funds until
 April   , 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive and/or reimburse any fees and/or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive:

 Annual investment advisory fee, as a % of average daily net assets

                                  Maximum
                                  advisory
                                    fee
  Nations Classic Value Fund       0.65%
  Nations Global Value Fund        0.90%

 Investment sub-advisers
 Nations Funds and BAAI engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BAAI retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BAAI may at times recommend to the Board of Trustees that the Fund:

    o change, add or terminate one or more sub-advisers;

    o continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

    o materially change a sub-advisory agreement with a sub-adviser.

 Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board of Trustees has approved the proposed action and believes that the action is in shareholders' best interests. BAAI and Nations Funds have applied for relief from the SEC to permit the Funds to act on many of BAAI's recommendations with approval only by the Board and not by Fund shareholders. BAAI or a Fund will inform the Fund's shareholders of any actions taken in reliance on this relief. Until BAAI and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

[GRAPHIC OMITTED]
             Brandes Investment
             Partners, L.P.

             11988 El Camino Real
             Suite 500
             San Diego, California 92130

 Brandes Investment Partners, L.P.
 Founded in 1974, Brandes is an investment advisory firm with 56 investment professionals who manage more than $50 billion in assets. Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high quality, undervalued stocks.

 Brandes is the investment sub-adviser to Nations Classic Value Fund and Nations Global Value Fund. Brandes' LargeCap Investment Committee is responsible for making the day-to-day investment decisions for the Funds.

 Performance of other stock funds managed by Brandes
 Nations Classic Value Fund and Nations Global Value Fund commenced their
 operations on April   , 2001. The tables below are designed to show you how
 composites of similar stock funds managed by Brandes performed over various periods in the past.

 The accounts comprising the Brandes U.S. Value Equity composite have investment objectives, policies and strategies that are substantially similar to Nations Classic Value Fund.

 The table below shows the returns for the Brandes U.S. Value Equity composite compared with the Russell 1000 Value Index for the periods ending December 31, 2000. The returns reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested.

 Average annual total returns as of December 31, 2000

                                      Brandes
                                 U.S. Value Equity      Russell 1000
                                   Composite (%)       Value Index (%)
  one year                           34.46%                 7.02%
  three years                         6.18%                 9.93%
  five years                         15.56%                16.91%
  since inception (6/30/91)          15.63%                16.78%

     Annual total returns as of December 31

                 Brandes
            U.S. Value Equity      Russell 1000
              Composite (%)       Value Index (%)
  2000          34.46%                 7.02%
  1999          12.45%                 7.35%
  1998           1.69%                15.63%
  1997          32.99%                35.18%
  1996          29.47%                21.64%
  1995          20.98%                38.36%
  1994          (3.54)%               (1.98)%
  1993          24.00%                18.07%
  1992          23.40%                13.58%

 This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The Brandes composite includes U.S. equity accounts managed by Brandes. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.

 The accounts comprising the Brandes Global Equity composite have investment objectives, policies and strategies that are substantially similar to Nations Global Value Fund.

 The table below shows the returns for the Brandes Global Equity composite compared with the MSCI World Index for the periods ending December 31, 2000. The returns reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested.

 Average annual total returns as of December 31, 2000

                    Brandes
                 Global Equity      MSCI World
                 Composite (%)       Index (%)
  one year          23.16%            (13.18)%
  three years       18.97%             10.49%
  five years        21.44%             12.12%
  ten years         20.94%             11.93%

     Annual total returns as of December 31

               Brandes
            Global Equity      MSCI World
            Composite (%)       Index (%)
  2000         23.16%          (13.18)%
  1999         20.92%           24.93%
  1998         13.08%           24.34%
  1997         28.14%           15.76%
  1996         22.38%           13.48%
  1995         20.81%           20.72%
  1994         (2.34)%           5.08%
  1993         39.71%           22.50%
  1992         12.23%           (5.23)%
  1991         37.07%           18.29%
  1990        (11.79)%         (17.02)%
  1989         13.04%           16.61%
  1988         26.02%           23.29%
  1987         (2.57)%          16.16%
  1986         20.77%           41.89%
  1985         35.55%           40.57%
  1984          7.09%            4.72%
  1983         39.91%           21.93%
  1982         29.86%            9.71%
  1981         13.56%           (4.78)%
  1980         34.28%           25.67%

 This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The Brandes composite includes global equity accounts managed by Brandes. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.

[GRAPHIC OMITTED]
             Stephens Inc.

             111 Center Street
             Little Rock, Arkansas 72201

 Other service providers
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly, as follows:

  Nations Classic Value Fund     0.23%
  Nations Global Value Fund      0.22%

[GRAPHIC OMITTED]
             PFPC Inc.

             400 Bellevue Parkway
             Wilmington, Delaware 19809

 PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

             When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.

[GRAPHIC OMITTED]

         Buying, selling and exchanging shares

 This prospectus offers Primary A Shares of the Funds. Here are some general rules about this class of shares:

    o Primary A Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

      o Bank of America and certain of its affiliates

      o certain other financial institutions and intermediaries, including financial planners and investment advisers

      o institutional investors

      o charitable foundations

      o endowments

      o other Funds in the Nations Funds Family

    o The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Primary A Shares.

    o There is no minimum amount for additional investments.

    o There are no sales charges for buying, selling or exchanging these shares.


 You'll find more information about buying, selling and exchanging Primary A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

 The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.765.2668 if you have any questions, or you need help placing an order.

[GRAPHIC OMITTED]

             A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

             The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

 How shares are priced
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 Valuing securities in a Fund
 The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When a Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

 How orders are processed
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[GRAPHIC OMITTED]
        Buying shares

        Here are some general rules for buying shares:

          o Investors buy Primary A Shares at net asset value per share.

          o If we don't receive payment within three business days of receiving an order, we'll refuse the order. We'll return any payment received for orders that we refuse.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for ensuring that we receive payment on time.

          o Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

          o Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

[GRAPHIC OMITTED]
        Selling shares

        Here are some general rules for selling shares:

          o We normally send the sale proceeds by federal funds wire within three business days after Stephens, PFPC or their agents receive the order.

          o If shares were paid for with a check that wasn't certified, we'll hold the sale proceeds when those shares are sold for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for depositing the sale proceeds to their accounts on time.

          o Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

          o We can delay payment of the sale proceeds for up to seven days.

          o Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

        We may sell shares:

          o if the value of an investor's account falls below $500. We'll provide 60 days' notice in writing if we're going to do this

          o if a financial institution or intermediary tells us to sell the shares for a client under arrangements it has made with its clients

          o under certain other circumstances allowed under the 1940 Act

[GRAPHIC OMITTED]

             You should make sure you understand the investment objective and principal investment strategies of the Fund you're exchanging into. Please read its prospectus carefully.

[GRAPHIC OMITTED]
        Exchanging shares

        Investors can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange, and may be appropriate if investment goals or tolerance for risk changes.

        Here's how exchanges work:

          o Investors can exchange Primary A Shares of a Fund for Primary A Shares of any other Nations Fund. In some cases, the only Money Market Fund option is Trust Class Shares of Nations Reserves Money Market Funds.

          o The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o Exchanges can only be made into a Fund that is legally sold in the investor's state of residence.

          o Exchanges can generally only be made into a Fund that is accepting investments.

          o We may limit the number of exchanges that can be made within a specified period of time.

          o We may change or cancel the right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

[GRAPHIC OMITTED]
         Distributions and taxes

[GRAPHIC OMITTED]

             The power of compounding

             Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

             Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.

     About distributions
     A mutual fund can make money two ways:

          o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

          o A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 The Funds distribute any net realized capital gain, at least once a year. The Funds declare and pay distributions of net investment income annually.

 The distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to recieve distributions from the settlement date (daily dividend Funds) or the trade date (all other Funds) of the purchase up to and including the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

 If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

[GRAPHIC OMITTED]

             This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

[GRAPHIC OMITTED]
               For more information about
               taxes, please see the SAI.

 How taxes affect your investment
 Distributions of net investment income, including net foreign currency gain and any excess of net short-term capital gain over net long-term capital loss generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends received distribution.

 Distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss) generally are taxable to you as net capital gain.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 Withholding tax
 We're required by federal law to withhold tax of 31% on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

    o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

    o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

    o the IRS informs us that you're otherwise subject to backup withholding

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also normally required by federal law to withhold tax (at a rate of 30%, or a lower rate if a treaty applies) on distributions paid to foreign shareholders.

 Taxation of redemptions and exchanges
 Your redemptions (including redemptions paid in securities or other property) and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[GRAPHIC OMITTED]

             This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.


[GRAPHIC OMITTED]
          Terms used in this prospectus

 Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

 Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

 Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

 Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 Foreign security - a debt or equity security issued by a foreign company or government.

 Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

 MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index, an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.

 MSCI World Index - an unmanaged index consisting of securities listed on exchanges in European and Asian coutries, Australia and the U.S. The index includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing.

 Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 Russell 1000 Index - an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell

 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index.

 Russell 1000 Value Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole.

 S&P 500(1) - Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment.

 Settlement date - The date on which an order is settled either by payment or delivery of securities.

 Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 (1) S&P has not reviewed any stocks included in the S&P 500 Index for their investment merit. S&P determines and calculates its index independently of the Funds and is not a sponsor or affiliate of the Funds. S&P gives no information and makes no statements about the suitability of investing in the Funds or the ability of its index to track stock market performance. S&P makes no guarantees about the index, any data included in it and the suitability of the index or its data for any purpose. "Standard and Poor's" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.

[GRAPHIC OMITTED]
         Where to find more information

 You'll find more information about the Stock Funds in the following documents:

        Annual and semi-annual reports

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[GRAPHIC OMITTED]
        Statement of Additional Information
        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations Funds:

        By telephone: 1.800.321.7854

        By mail:
        Nations Funds
        c/o Stephens Inc.
        One Bank of America Plaza
        33rd Floor
        Charlotte, NC 28255

        On the Internet: www.nations-funds.com

        Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number:
Nations Funds Trust, 811-09645

RHVALUEPA                                                          NATIONS FUNDS

[GRAPHIC]


Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

PRELIMINARY PROSPECTUS DATED MARCH 7, 2001
SUBJECT TO COMPLETION

Prospectus
Investor A, B and C Shares
April      , 2001

Domestic Stock Fund
Nations Classic
Value Fund

Global Stock Fund
Nations Global
Value Fund







The Securities and
Exchange Commission
(SEC) has not approved
or disapproved these
securities or determined
if this prospectus is
truthful or complete.
Any representation to
the contrary is a criminal
offense.

-------------------
  Not FDIC Insured
-------------------
   May Lose Value
-------------------
 No Bank Guarantee
-------------------

Nations Funds

An overview of the Funds
--------------------------------------------------------------------------------



[GRAPHIC]


             Terms used in this prospectus


             In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

[GRAPHIC]


               You'll find Terms used in
               this prospectus on page 41.

             Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

             Affiliates of Bank of America are paid for the services they provide to the Funds.

 This booklet, which is called a prospectus, tells you about two Nations Funds Stock Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

 About the Funds
 Domestic Stock Funds invest primarily in equity securities of U.S. companies.

 Global Stock Funds invest primarily in equity securities of U.S. and foreign companies.

 The Funds also have different risk/return characteristics because they invest in different kinds of securities.

 Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. Foreign securities also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.

 In every case, there's a risk that you'll lose money or you may not earn as much as you expect.

 Choosing the right Funds for you
 Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

 Stock Funds focus on long-term growth. They may be suitable for you if:

  o you have longer-term investment goals

  o they're part of a balanced portfolio

  o you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

 They may not be suitable for you if:

  o you're not prepared to accept or are unable to bear the risks associated with equity securities

  o you have short-term investment goals

  o you're looking for a regular stream of income

 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

     For more information
 If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.

 You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------



[GRAPHIC]


             Banc of America Advisors, Inc.


             Banc of America Advisors, Inc. (BAAI) is the investment adviser to each of the Funds. BAAI is responsible for the overall management and supervision of the investment management of each Fund. BAAI and Nations Funds have engaged sub-advisers, which are responsible for the day-to-day investment decisions for each of the Funds.

[GRAPHIC]


               You'll find more about
               BAAI and the sub-advisers
               starting on page 14.


[GRAPHIC]    About the Funds
Nations Classic Value Fund                               4
Sub-adviser: Brandes Investment Partners, L.P.
----------------------------------------------------------
Nations Global Value Fund                                8
Sub-adviser: Brandes Investment Partners, L.P.
----------------------------------------------------------
Other important information                             12
----------------------------------------------------------
How the Funds are managed                               14

[GRAPHIC]    About your investment
Information for investors
  Choosing a share class                                19
  Buying, selling and exchanging shares                 28
  How selling and servicing agents are paid             36
  Distributions and taxes                               38
----------------------------------------------------------
  Terms used in this prospectus                         41
----------------------------------------------------------
  Where to find more information                back cover

[GRAPHIC]


             About the sub-adviser


             BAAI is the Fund's investment adviser, and Brandes Investment Partners, L.P. (Brandes) is its sub-adviser. Brandes' LargeCap Investment Committee makes the day-to-day investment decisions for the Fund.

[GRAPHIC]


               You'll find more about
               Brandes on page 15.

[GRAPHIC]


             What is the Graham and Dodd approach to investing?


             Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis. In his 1934 book, Security Analysis, co-written by David Dodd, Graham introduced the idea that stocks should be chosen by identifying the "true" long-term -- or intrinsic -- value of a company based on measurable data.

             The team follows this approach, looking at each stock as though it's a business that's for sale. By buying stocks at what it believes are favorable prices, the team looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.

 Nations Classic Value Fund


[GRAPHIC]        Investment objective

        The Fund seeks growth of capital by investing in companies believed to be undervalued.


[GRAPHIC]        Principal investment strategies

        The Fund normally invests at least 80% of its assets in equity securities of U.S. companies that are believed to be undervalued. The Fund focuses its investments in large and medium sized companies. The Fund generally holds 40 to 75 securities which include common stocks, preferred stock and convertible securities.

 The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

 The management team uses the "Graham and Dodd" value approach to selecting securities and managing the Fund. The team invests in a company when its current price appears to be below its "true" long-term -- or intrinsic value.

 The team uses fundamental analysis to determine intrinsic value, and will look at a company's book value, cash flow, capital structure, and management record, as well as its industry and its position in the industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources, as well as interviews with company management.

 The team may sell a security when its price reaches the target set by the team, there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, or for other reasons.

[GRAPHIC]

               You'll find more about
               other risks of investing in
               this Fund starting on
               page 12 and in the SAI.

[GRAPHIC]

             Limits on investments


             To help manage risk, the Fund has certain limits on its investments. These limits apply at the time an investment is made:


                o The Fund will normally invest no more than 5% of its assets in a single security.

                o It may not invest more than the higher of:

                   o 20% of its assets in a single industry, or

                   o 150% of the weighting of a single industry in the S&P 500
                     (to a maximum of 25% of its assets in a single industry, other than U.S. government securities).


[GRAPHIC]        Risks and other things to consider

        Nations Classic Value Fund has the following risks:

         o Investment strategy risk - The team chooses stocks it believes are undervalued or out of favor with the expectation that these stocks will eventually rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the team expects, or will fall.

         o Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. As of the date of this prospectus, the stock markets, as measured by the S&P 500 and other commonly used indices, were trading at close to historically high levels. There can be no guarantee that these levels will continue.


[GRAPHIC]

             For information about the performance of other stock funds managed by Brandes, see How the Funds are managed.


[GRAPHIC]        A look at the Fund's performance

        Because the Fund commenced operations on April   , 2001 and has not
        been in operation for a full calendar year, no performance information is included in the prospectus.

[GRAPHIC]

         There are two kinds of fees --
         shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[GRAPHIC]        What it costs to invest in the Fund

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

        Shareholder fees                           Investor A     Investor B     Investor C
        (Fees paid directly from your investment)    Shares         Shares         Shares
        Maximum sales charge (load)
        imposed on purchases, as a %
        of offering price                              5.75%          none           none
        Maximum deferred sales charge (load),
        as a % of net asset value                      none(1)        5.00%(2)       1.00%(3)

        Annual Fund operating expenses
        (Expenses that are deducted from the Fund's assets)
        Management fees                                0.65%          0.65%          0.65%
        Distribution (12b-1) and shareholder
        servicing fees                                 0.25%          1.00%          1.00%
        Other expenses(4)                              0.48%          0.48%          0.48%
                                                      -----          -----          -----
        Total annual Fund operating expenses(5)        1.38%          2.13%          2.13%
                                                      =====          =====          =====

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Different charges may apply to purchases made prior to August 1, 1999. Please see page 21 for details.

      (2)This charge decreases over time. Please see page 21 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 21 for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 23 for details.

      (4)Other expenses are based on estimates for the current fiscal year.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to the
         levels shown above until April   , 2002. There is no guarantee that
         these limitations will continue after this date. The investment adviser is entitled to reimbursement from the Fund of any fees waived or expenses reimbursed under this agreement if such reimbursements do not cause the Fund's expenses to exceed existing expense limitations.

[GRAPHIC]

             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

         o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

         o you reinvest all dividends and distributions in the Fund

         o your investment has a 5% return each year

         o the Fund's operating expenses remain the same as shown in the table above

        Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 year     3 years
  Investor A Shares           $708       $988
  Investor B Shares           $716       $967
  Investor C Shares           $316       $667

        If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                               1 year     3 years
  Investor B Shares           $216       $667
  Investor C Shares           $216       $667

[GRAPHIC]

             About the sub-adviser

              BAAI is the Fund's investment adviser, and Brandes is its
             sub-adviser. Brandes' LargeCap Investment Committee makes the day-to-day investment decisions for the Fund.
[GRAPHIC]

               You'll find more about
               Brandes on page 15.

[GRAPHIC]
             What is the Graham and Dodd approach to investing?

             Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis. In his 1934 book, Security Analysis, co-written by David Dodd, Graham introduced the idea that stocks should be chosen by identifying the "true" long-term -- or intrinsic -- value of a company based on measurable data.

             The team follows this approach, looking at each stock as though it's a business that's for sale. By buying stocks at what it believes are favorable prices, the team looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.

 Nations Global Value Fund

[GRAPHIC]

        Investment objective
        The Fund seeks long-term capital appreciation by investing primarily in equity securities of domestic and foreign issuers, including issuers in emerging markets countries.


[GRAPHIC]
         Principal investment strategies
         The Fund normally invests at least 80% of its assets in equity securities of domestic and foreign companies that have a market capitalization of more than $1 billion at the time of investment and that are believed to be undervalued. The Fund typically invests in at least three countries including the United States at any one time.

 The Fund primarily invests in common stocks, preferred stocks, convertible securities and depositary receipts.

 The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

 The management team uses the "Graham and Dodd" value approach to selecting securities and managing the Fund. The team invests in a company when its current price appears to be below its "true" long-term -- or intrinsic value.

 The team uses fundamental analysis to determine intrinsic value, and will look at a company's book value, cash flow, capital structure, and management record, as well as its industry and its position in the industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources, as well as interviews with company management.

 The team may sell a security when its price reaches the target set by the team, there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, or for other reasons.

[GRAPHIC]
               You'll find more about
               other risks of investing in
               this Fund starting on
               page 12 and in the SAI.

[GRAPHIC]
             Limits on investments

             To help manage risk, the Fund has certain limits on its investments. These limits apply at the time an investment is made:

               o The Fund will normally invest no more than 5% of its assets in a single security.

               o It may not invest more than the higher of:
                 o 20% of its assets in a single country or industry, or
                 o 150% of the weighting of a single country or industry in the
                   MSCI EAFE Index (to a maximum of 25% of its assets in a single industry, other than U.S. government securities).
               o It generally may not invest more than 20% of its assets in emerging markets or developing countries.

[GRAPHIC]
        Risks and other things to consider
        Nations Global Value Fund has the following risks:

         o Investment strategy risk - The team chooses stocks it believes are undervalued or out of favor with the expectation that these stocks will eventually rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the team expects, or will fall.

         o Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

         o Foreign investment risk - Because the Fund invests in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Withholding taxes also may apply to some foreign investments.

         o Emerging markets risk - Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.


[GRAPHIC]

             For information about the performance of other global stock funds managed by Brandes, see How the Funds are managed.

[GRAPHIC]
        A look at the Fund's performance
        Because the Fund commenced operations on April   , 2001 and has not
        been in operation for a full calendar year, no performance information is included in the prospectus.

[GRAPHIC]

         There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[GRAPHIC]
        What it costs to invest in the Fund
        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

        Shareholder fees                           Investor A     Investor B     Investor C
        (Fees paid directly from your investment)    Shares         Shares         Shares
        Maximum sales charge (load)
        imposed on purchases, as a %
        of offering price                              5.75%          none           none
        Maximum deferred sales charge,
        as a % of net asset value                      none(1)        5.00%(2)       1.00%(3)

        Annual Fund operating expenses
        (Expenses that are deducted from the Fund's assets)
        Management fees                                0.90%          0.90%          0.90%
        Distribution (12b-1) and shareholder
        servicing fees                                 0.25%          1.00%          1.00%
        Other expenses(4)                              0.50%          0.50%          0.50%
                                                      -----          -----          -----
        Total annual Fund operating expenses(5)        1.65%          2.40%          2.40%
                                                      =====          =====          =====

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Different charges may apply to purchases made prior to August 1, 1999. Please see page 21 for details.

      (2)This charge decreases over time. Please see page 21 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 21 for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 23 for details.

      (4)Other expenses are based on estimates for the current fiscal year.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to the
         levels shown above until April   , 2002. There is no guarantee that
         these limitations will continue after this date. The investment adviser is entitled to reimbursement from the Fund of any fees waived or expenses reimbursed under this agreement if such reimbursements do not cause the Fund's expenses to exceed existing expense limitations.

[GRAPHIC]

             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

          o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

          o you reinvest all dividends and distributions in the Fund

          o your investment has a 5% return each year

          o the Fund's operating expenses remain the same as shown in the table above

        Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 year     3 years
  Investor A Shares           $733       $1,066
  Investor B Shares           $743       $1,048
  Investor C Shares           $343       $  748

        If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                            1 year     3 years
  Investor B Shares           $243       $748
  Investor C Shares           $243       $748

[GRAPHIC]
         Other important information

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

        o Changing investment objectives and policies - The investment objective and certain investment policies of either Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

        o Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

          Each Fund may become a feeder fund if the Board of Trustees decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens.

        o Holding other kinds of investments - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

        o Foreign investment risk - Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S.

        o Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

        o Securities lending program - A Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income for the Fund. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

        o Portfolio turnover - A fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading. The annual portfolio turnover rates for Nations Classic Value Fund and Nations Global Value Fund are expected to be no more than 50% and 100%, respectively.

[GRAPHIC]
         How the Funds are managed

[GRAPHIC]
             Banc of America Advisors, Inc.

             One Bank of America Plaza
             Charlotte, North Carolina 28255

 Investment adviser
 BAAI is the investment adviser to over 65 mutual fund portfolios in the Nations Funds Family, including the Funds described in this prospectus.

 BAAI is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

 Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BAAI uses part of this money to pay the investment sub-adviser for the services it provides to each Fund.

 BAAI has agreed to waive fees and/or reimburse expenses for the Funds until
 April   , 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive and/or reimburse any fees and/or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive:

 Annual investment advisory fee, as a % of average daily net assets

                                  Maximum
                                  advisory
                                    fee
  Nations Classic Value Fund     0.65%
  Nations Global Value Fund      0.90%

 Investment sub-advisers
 Nations Funds and BAAI engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BAAI retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BAAI may at times recommend to the Board of Trustees that the Fund:

     o change, add or terminate one or more sub-advisers;

     o continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

     o materially change a sub-advisory agreement with a sub-adviser.

 Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board of Trustees has approved the proposed action and believes that the action is in shareholders' best interests. BAAI and Nations Funds have applied for relief from the SEC to permit the Funds to act on many of BAAI's recommendations with approval only by the Board and not by Fund shareholders. BAAI or a Fund will inform the Fund's shareholders of any actions taken in reliance on this relief. Until BAAI and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

[GRAPHIC]
             Brandes Investment
             Partners, L.P.

             11988 El Camino Real
             Suite 500
             San Diego, California 92130

 Brandes Investment Partners, L.P.
 Founded in 1974, Brandes is an investment advisory firm with 56 investment professionals who manage more than $50 billion in assets. Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high quality, undervalued stocks.

 Brandes is the investment sub-adviser to Nations Classic Value Fund and Nations Global Value Fund. Brandes' LargeCap Investment Committee is responsible for making the day-to-day investment decisions for the Funds.

 Performance of other stock funds managed by Brandes
 Nations Classic Value Fund and Nations Global Value Fund commenced their
 operations on April   , 2001. The tables below are designed to show you how
 composites of similar stock funds managed by Brandes performed over various periods in the past.

 The accounts comprising the Brandes U.S. Value Equity composite have investment objectives, policies and strategies that are substantially similar to Nations Classic Value Fund.

 The table below shows the returns for the Brandes U.S. Value Equity composite compared with the Russell 1000 Value Index for the periods ending December 31, 2000. The returns reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested.

 Average annual total returns as of December 31, 2000

                                      Brandes
                                 U.S. Value Equity      Russell 1000
                                   Composite (%)       Value Index (%)
  one year                          34.46%                 7.02%
  three years                        6.18%                 9.93%
  five years                        15.56%                16.91%
  since inception (6/30/91)         15.63%                16.78%

     Annual total returns as of December 31

                 Brandes
            U.S. Value Equity      Russell 1000
              Composite (%)       Value Index (%)
  2000      34.46%                 7.02%
  1999      12.45%                 7.35%
  1998       1.69%                15.63%
  1997      32.99%                35.18%
  1996      29.47%                21.64%
  1995      20.98%                38.36%
  1994      (3.54)%               (1.98)%
  1993      24.00%                18.07%
  1992      23.40%                13.58%

 This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The Brandes composite includes U.S. equity accounts managed by Brandes. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.

 The accounts comprising the Brandes Global Equity composite have investment objectives, policies and strategies that are substantially similar to Nations Global Value Fund.

 The table below shows the returns for the Brandes Global Equity composite compared with the MSCI World Index for the periods ending December 31, 2000. The returns reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested.

 Average annual total returns as of December 31, 2000

                    Brandes
                 Global Equity      MSCI World
                 Composite (%)       Index (%)
  one year          23.16%            (13.18)%
  three years       18.97%             10.49%
  five years        21.44%             12.12%
  ten years         20.94%             11.93%

     Annual total returns as of December 31

               Brandes
            Global Equity      MSCI World
            Composite (%)       Index (%)
  2000       23.16%          (13.18)%
  1999       20.92%           24.93%
  1998       13.08%           24.34%
  1997       28.14%           15.76%
  1996       22.38%           13.48%
  1995       20.81%           20.72%
  1994       (2.34)%           5.08%
  1993       39.71%           22.50%
  1992       12.23%           (5.23)%
  1991       37.07%           18.29%
  1990      (11.79)%         (17.02)%
  1989       13.04%           16.61%
  1988       26.02%           23.29%
  1987       (2.57)%          16.16%
  1986       20.77%           41.89%
  1985       35.55%           40.57%
  1984        7.09%            4.72%
  1983       39.91%           21.93%
  1982       29.86%            9.71%
  1981       13.56%           (4.78)%
  1980       34.28%           25.67%

 This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The Brandes composite includes global equity accounts managed by Brandes. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.

[GRAPHIC]
             Stephens Inc.

             111 Center Street
             Little Rock, Arkansas 72201

 Other service providers
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly, as follows:

  Nations Classic Value Fund     0.23%
  Nations Global Value Fund      0.22%

[GRAPHIC]
             PFPC Inc.

             400 Bellevue Parkway
             Wilmington, Delaware 19809

 PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------
[GRAPHIC]

             We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent or servicing agent (sometimes referred to as a selling agent) means the company that employs your investment professional. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.

[GRAPHIC]
               For more information
               about how to choose a
               share class, contact your
               investment professional or
               call us at 1.800.321.7854.

[GRAPHIC]
               Before you invest,
               please note that,
               over time, distribution
               (12b-1) and shareholder
               servicing fees will increase
               the cost of your investment,
               and may cost you more than
               any sales charges you may
               pay. For more information,
               see How selling and
               servicing agents
               are paid.

[GRAPHIC]
         Choosing a share class

 Before you can invest in the Funds, you'll need to choose a share class. There are three classes of shares of each Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.

                                   Investor A                  Investor B             Investor C
                                     Shares                      Shares                 Shares
  Maximum amount                   no limit                    $250,000               no limit
  you can buy
  Maximum front-end                    5.75%                       none                   none
  sales charge
  Maximum deferred                     none(1)                     5.00%(2)               1.00%(3)
  sales charge
  Maximum annual               0.25% distribution          0.75% distribution      0.75% distribution
  distribution                 (12b-1)/service             (12b-1) fee and         (12b-1) fee and
  and shareholder              fee                         0.25% service fee       0.25% service fee
  servicing fees
  Conversion feature                   none                         yes                    none

(1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Different charges may apply to purchases made prior to August 1, 1999. Please see page 21 for details.

(2)This charge decreases over time. Please see page 21 for details.

(3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 23 for details.

 The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

 The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge. You should think about these things carefully before you invest.

 Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Funds, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

 Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Funds. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Funds, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in About Investor B Shares.

[GRAPHIC]

             The offering price per share is the net asset value per share plus any sales charge that applies.

             The net asset value per share is the price of a share calculated by a Fund every business day.

[GRAPHIC]
        About Investor A Shares

        There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

        Front-end sales charge
        You'll pay a front-end sales charge when you buy Investor A Shares, unless:

        o you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, When you might not have to pay a sales charge

        o you're reinvesting distributions

        The sales charge you'll pay depends on the amount you're investing -- generally, the larger the investment, the smaller the percentage sales charge.

                                                                        Amount retained
                                 Sales charge        Sales charge      by selling agents
                                 as a % of the      as a % of the        as a % of the
                                offering price     net asset value      offering price
Amount you bought                  per share          per share            per share
$0-$49,999                           5.75%              6.10%               5.00%
$50,000-$99,999                      4.50%              4.71%               3.75%
$100,000-$249,999                    3.50%              3.63%               2.75%
$250,000-$499,999                    2.50%              2.56%               2.00%
$500,000-$999,999                    2.00%              2.04%               1.75%
$1,000,000 or more                   0.00%              0.00%               1.00%(1)

      (1)1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see How selling and servicing agents are paid for more information.

        Contingent deferred sales charge
        If you own or buy $1,000,000 or more of Investor A Shares, there are two situations when you'll pay a CDSC:

        o If you bought your shares before August 1, 1999, and you sell them:

           o during the first year you own them, you'll pay a CDSC of 1.00%

           o during the second year you own them, you'll pay a CDSC of 0.50%

        o If you buy your shares on or after August 1, 1999 and sell them within 18 months of buying them, you'll pay a CDSC of 1.00%.

        The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

        You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.


[GRAPHIC]
        About Investor B Shares

        You can buy up to $250,000 of Investor B Shares. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

        Contingent deferred sales charge
        You'll pay a CDSC when you sell your Investor B Shares, unless:

        o you bought the shares on or after January 1, 1996 and before August 1, 1997

        o you received the shares from reinvested distributions

        o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page 26

        The CDSC you pay depends on when you bought your shares, how much you bought in some cases, and how long you held them.

If you sell your shares
during the following year:                                    You'll pay a CDSC of:
----------------------------------  -------------------------------------------------------------------------
                                                                                          Shares
                                                                                           you
                                                                                          bought      Shares
                                       Shares                                          on or after     you
                                     you bought       Shares you bought between          1/1/1996     bought
                                        after          8/1/1997 and 11/15/1998          and before    before
                                     11/15/1998       in the following amounts:          8/1/1997    1/1/1996
                                    ------------ ------------------------------------ ------------- ---------
                                                                $250,000-   $500,000-
                                                  $0-$249,999    $499,999   $999,999
  the first year you own them           5.0%         5.0%          3.0%        2.0%        none       5.0%
  the second year you own them          4.0%         4.0%          2.0%        1.0%        none       4.0%
  the third year you own them           3.0%         3.0%          1.0%       none         none       3.0%
  the fourth year you own them          3.0%         3.0%         none        none         none       2.0%
  the fifth year you own them           2.0%         2.0%         none        none         none       2.0%
  the sixth year you own them           1.0%         1.0%         none        none         none       1.0%
  after six years of owning them       none          none         none        none         none       none

        The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

        Your selling agent receives compensation when you buy Investor B Shares. Please see How selling and servicing agents are paid for more information.

        About the conversion feature
        Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

                                     Will convert to Investor A Shares
Investor B Shares you bought            after you've owned them for
  after November 15, 1998                      eight years
  between August 1, 1997
  and November 15, 1998
  $0-$249,000                                   nine years
  $250,000-$499,999                             six years
  $500,000-$999,999                             five years
  before August 1, 1997                         nine years

        The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

        Here's how the conversion works:

        o We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

        o Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Investor A Shares at the same time.

        o You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

        o Investor B Shares that you received from an exchange of Investor B Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Fund Money Market Fund.

        o Conversions are free from federal tax.

[GRAPHIC]
        About Investor C Shares

        There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

        Contingent deferred sales charge
        You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

        o you received the shares from reinvested distributions

        o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page 26

        The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

        Your selling agent receives compensation when you buy Investor C Shares. Please see How selling and servicing agents are paid for more information.

[GRAPHIC]

             Please contact your investment professional for more information about reductions and waivers of sales charges.

             You should tell your investment professional that you may qualify for a reduction or a waiver before buying shares.

             We can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

        When you might not have to pay a sales charge

        Front-end sales charges
        (Investor A Shares)

        There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

        o Combine purchases you've already made
          Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify for rights of accumulation.

        o Combine purchases you plan to make
          By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

           o You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

           o Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

           o If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

           o Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

           o If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

        o Combine purchases with family members
          You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify.

       The following investors can buy Investor A Shares without paying a front-end sales charge:

       o full-time employees and retired employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

       o banks, trust companies and thrift institutions acting as fiducuaries

       o individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Funds within 90 days of the date of distribution

       o Nations Funds' Trustees, Directors and employees of its investment sub-advisers

       o registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

       o registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

       o employees or partners of any service provider to the Funds

       o former shareholders of Class B Shares of the Special Equity Portfolio of The Capitol Mutual Funds who held these shares as of January 31, 1994 or received Investor A Shares of Nations Aggressive Growth Fund may buy Investor A Shares of Nations Aggressive Growth Fund without paying a front-end sales charge

       o investors who buy through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts and other managed agency/asset allocation accounts

       o shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

       The following plans can buy Investor A Shares without paying a front-end sales charge:

       o pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

       o employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

         o have at least $500,000 invested in Investor A Shares of Nations Funds (except Money Market Funds), or

         o sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except Money Market Funds), or

         o be an employer-sponsored plan with at least 100 eligible participants, or

         o be a participant in an alliance program that has signed an agreement with the Fund or a selling agent

        You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

        In addition, you can buy Investor A Shares without paying a sales charge if you buy the shares with proceeds from the redemption of shares of a nonaffiliated mutual fund as long as the redemption of the nonaffiliated fund shares occurred within 45 days prior to the purchase of the Investor A Shares. We must receive a copy of the confirmation of the redemption transaction in order for you to avoid paying the sales charge.

        Contingent deferred sales charges
        (Investor A, Investor B and Investor C Shares)

        You won't pay a CDSC on the following transactions:

         o shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

         o the following retirement plan distributions:

           o lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

           o distributions from an IRA or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2

           o a tax-free return of an excess contribution to an IRA

           o distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

         o payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

         o shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

        o if you exchange Investor B or Investor C Shares of a Nations Fund that were bought through a Bank of America employee benefit plan for Investor A Shares of a Nations Fund

        o withdrawals made under the Automatic Withdrawal Plan described in Buying, selling and exchanging shares, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000

        We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America Corporation (and its predecessors) and its affiliates, or by current or former trustees or directors of the Nations Funds or other management companies managed by Bank of America.


        You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

[GRAPHIC]
         Buying, selling and exchanging shares

[GRAPHIC]
             When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.

 You can invest in the Funds through your selling agent or directly from Nations Funds.

 We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

 You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

 The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.

 The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have questions or you need help placing an order.

                         Ways to
                       buy, sell or
                         exchange
                    -----------------
Buying shares       In a lump sum

                    Using our
                    Systematic
                    Investment Plan
                    -----------------
Selling shares      In a lump sum

                    Using our
                    Automatic
                    Withdrawal Plan
                    -----------------
Exchanging shares   In a lump sum

                    Using our
                    Automatic
                    Exchange
                    Feature

                              How much you can buy,
                                sell or exchange                              Other things to know
                    ---------------------------------------- -----------------------------------------------------
Buying shares       minimum initial investment:              There is no limit to the amount you can invest in
                    o $1,000 for regular accounts            Investor A and C Shares. You can invest up to
                    o $500 for traditional and Roth IRA      $250,000 in Investor B Shares.
                      accounts
                    o $250 for certain fee-based accounts
                    o no minimum for certain retirement
                      plan accounts like 401(k) plans and
                      SEP accounts, but other restrictions
                      apply
                    minimum additional investment:
                    o $100 for all accounts
                    minimum initial investment:              You can buy shares monthly, twice a month or
                    o $100                                   quarterly, using automatic transfers from your
                    minimum additional investment:           bank account.
                    o $50
                    ---------------------------------------- -----------------------------------------------------
Selling shares      o you can sell up to $50,000 of your     We'll deduct any CDSC from the amount you're
                      shares by telephone, otherwise there   selling and send you or your selling agent the
                      are no limits to the amount you can    balance, usually within three business days of
                      sell                                   receiving your order.
                    o other restrictions may apply to        If you paid for your shares with a check that
                      withdrawals from retirement plan       wasn't certified, we'll hold the sale proceeds
                      accounts                               when you sell those shares for at least 15 days
                                                             after the trade date of the purchase, or until the
                                                             check has cleared.
                     o minimum $25 per withdrawal            Your account balance must be at least $10,000
                                                             to set up the plan. You can make withdrawals
                                                             monthly, twice a month or quarterly. We'll send
                                                             your money by check or deposit it directly to your
                                                             bank account. No CDSC is deducted if you
                                                             withdraw 12% or less of the value of your shares
                                                             in a class.
                                                             -----------------------------------------------------
Exchanging shares   o minimum $1,000 per exchange            You can exchange your Investor A Shares for
                                                             Investor A shares of any other Nations Fund,
                                                             except Index Funds. You won't pay a front-end
                                                             sales charge, CDSC or redemption fee on the
                                                             shares you're exchanging.
                                                             You can exchange your Investor B Shares for:
                                                             o Investor B Shares of any other Nations Fund,
                                                               except Nations Funds Money Market Funds
                                                             o Investor B Shares of Nations Reserves Money
                                                               Market Funds
                                                             You can exchange your Investor C Shares for:
                                                             o Investor C Shares of any other Nations Fund,
                                                               except Nations Funds Money Market Funds
                                                             o Investor C Shares of Nations Reserves Money
                                                               Market Funds
                                                             If you received Investor C Shares of a Fund from
                                                             an exchange of Investor A Shares of a Managed
                                                             Index Fund, you can also exchange these shares
                                                             for Investor A Shares of an Index Fund.
                                                             You won't pay a CDSC on the shares you're
                                                             exchanging.
                     o minimum $25 per exchange              This feature is not available for Investor B
                                                             Shares.
                                                             You must already have an investment in the
                                                             Funds into which you want to exchange. You can
                                                             make exchanges monthly or quarterly.

[GRAPHIC]

             A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

             The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

 How shares are priced
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 Valuing securities in a Fund
 The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When a Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

 How orders are processed
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

 Telephone orders
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

     Here's how telephone orders work:

     o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

     o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

     o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

     o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC]

             The offering price per share is the net asset value per share plus any sales charge that applies.

             The net asset value per share is the price of a share calculated by a Fund every business day.

[GRAPHIC]

        Buying shares

        Here are some general rules for buying shares:

        o You buy Investor A Shares at the offering price per share. You buy Investor B and Investor C Shares at net asset value per share.

        o If we don't receive your money within three business days of receiving your order, we'll refuse the order.

        o Selling agents are responsible for sending orders to us and ensuring we receive your money on time.

        o Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

        Minimum initial investment
        The minimum initial amount you can buy is usually $1,000.

        If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        o $500 for traditional and Roth individual retirement accounts (IRAs)

        o $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

        o $100 using our Systematic Investment Plan

        o There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
          IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days' notice in writing if we're going to do this

        Minimum additional investment
        You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

 Systematic Investment Plan
 You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

     Here's how the plan works:

     o You can buy shares twice a month, monthly or quarterly.

     o You can choose to have us transfer your money on or about the 15th or the last day of the month.

     o Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.

[GRAPHIC]
        Selling shares

        Here are some general rules for selling shares:

          o We'll deduct any CDSC from the amount you're selling and send you the balance.

          o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

          o If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or wire them to your bank account within three business days after the Fund receives your order.

          o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

[GRAPHIC]
               For more information
               about telephone orders,
               see page 30.

          o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

          o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

          o Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

          o We can delay payment of the sale proceeds for up to seven days.

          o Other restrictions may apply to retirement plan accounts. For more information these restrictions, please contact your retirement plan administrator.

        We may sell your shares:

          o if the value of your account falls below $500. We'll give you 60 days' notice in writing if we're going to do this

          o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers

          o under certain other circumstances allowed under the 1940 Act

       Automatic Withdrawal Plan

       The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your investment professional or us to set up the plan.

       Here's how the plan works:

         o Your account balance must be at least $10,000 to set up the plan.

         o If you set up the plan after you've opened your account, your signature must be guaranteed.

         o You can choose to have us transfer your money on or about the 15th or the 25th of the month.

         o You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

         o We'll send you a check or deposit the money directly to your bank account.

         o You can cancel the plan by giving your selling agent or us 30 days' notice in writing.

       It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[GRAPHIC]

       You should make sure you understand the investment objective and principal investment strategies of the Fund you're exchanging into. Please read its prospectus carefully.

[GRAPHIC]

        Exchanging shares

        You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

        Here's how exchanges work:

         o You must exchange at least $1,000, or $25 if you use our Automatic Exchange Feature.

         o The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         o You may only make an exchange into a Fund that is legally sold in your state of residence.

         o You generally may only make an exchange into a Fund that is accepting investments.

         o We may limit the number of exchanges you can make within a specified period of time.

         o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         o You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

       Exchanging Investor A Shares
       You can exchange Investor A Shares of a Fund for Investor A Shares of any other Nations Fund, except Index Funds.

       Here are some rules for exchanging Investor A Shares:

         o You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

         o You won't pay a CDSC, if applicable, on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

         o You won't pay a redemption fee on the shares you're exchanging. Any redemption fee will be deducted when you sell the shares you received from the exchange. Any redemption fee will be paid to the original Fund.

       Exchanging Investor B Shares
       You can exchange Investor B Shares of a Fund for:

         o Investor B Shares of any other Nations Fund, except Nations Funds Money Market Funds

         o Investor B Shares of Nations Reserves Money Market Funds

       You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

       If you received Investor C Shares of a Nations Funds Money Market Fund through an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

       Exchanging Investor C Shares
       You can exchange Investor C Shares of a Fund for:

         o Investor C Shares of any other Nations Fund, except Nations Funds Money Market Funds

         o Investor C Shares of Nations Reserves Money Market Funds

       If you received Investor C Shares of a Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.

       You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

       If you received Daily Shares of a Nations Funds Money Market Fund through an exchange of Investor C Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Daily Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

       Automatic Exchange Feature
       The Automatic Exchange Feature lets you exchange $25 or more of Investor A or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

       Here's how automatic exchanges work:

         o Send your request to PFPC in writing or call 1.800.321.7854.

         o If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

         o You must already have an investment in the Funds you want to exchange.

         o You can choose to have us transfer your money on or about the 1st or the 15th day of the month.

         o The rules for making exchanges apply to automatic exchanges.

[GRAPHIC]

       How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Commissions
Your selling agent may receive an up-front commission (reallowance) when you buy shares of a Fund. The amount of this commission depends on which share class you choose:

         o up to 5.00% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

         o up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

         o up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.


[GRAPHIC]

       The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

       The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 under the 1940 Act.

       Your selling agent may charge other fees for services provided to your account.

Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                       Maximum annual distribution (12b-1)
                                         and shareholder servicing fees
                                  (as an annual % of average daily net assets)
 Investor A Shares     0.25% combined distribution (12b-1) and shareholder servicing fee
 Investor B Shares     0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee
 Investor C Shares     0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee

Fees are calculated daily and deducted monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

 The Funds pay these fees to Stephens and to eligible selling and servicing agents for as long as the plans continue. We may reduce or discontinue payments at any time.

Other compensation
Selling and servicing agents may also receive:

         o a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

         o additional amounts on all sales of shares:

            o up to 1.00% of the offering price per share of Investor A Shares

            o up to 1.00% of the net asset value per share of Investor B Shares

            o up to 1.00% of the net asset value per share of Investor C Shares

         o non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BAAI, and certain other selling or servicing agents. Selected selling and servicing agents also may receive compensation for opening a minimum number of accounts.

BAAI and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

[GRAPHIC]

         Distributions and taxes

[GRAPHIC]

         The power of compounding

         Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

         Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.

     About distributions
     A mutual fund can make money two ways:

       o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

       o A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

     A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

     The Funds distribute any net realized capital gain, at least once a year. The Funds declare and pay distributions of net investment income annually.

     The distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to recieve distributions from the settlement date (daily dividend Funds) or the trade date (all other Funds) of the purchase up to and including the day before the shares are sold.

     Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

     We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

     We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

     If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

[GRAPHIC]

     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

[GRAPHIC]

     For more information about
     taxes, please see the SAI.

     How taxes affect your investment
     Distributions of net investment income, including net foreign currency gain and any excess of net short-term capital gain over net long-term capital loss generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends received distribution.

     Distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss) generally are taxable to you as net capital gain.

     In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

     We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

     Withholding tax
     We're required by federal law to withhold tax of 31% on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

     o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

     o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

     o the IRS informs us that you're otherwise subject to backup withholding

     The IRS may also impose penalties against you if you don't give us a correct TIN.

     Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

     We're also normally required by federal law to withhold tax (at a rate of 30%, or a lower rate if a treaty applies) on distributions paid to foreign shareholders.

 Taxation of redemptions and exchanges
 Your redemptions (including redemptions paid in securities or other property) and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[GRAPHIC]

             This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.

[GRAPHIC]
          Terms used in this prospectus

 Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

 Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

 Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

 Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 Foreign security - a debt or equity security issued by a foreign company or government.

 Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

 MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index, an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.

 MSCI World Index - an unmanaged index consisting of securities listed on exchanges in European and Asian countries, Australia and the U.S. The index includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing.

 Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 Russell 1000 Index - an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index.

 Russell 1000 Value Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole.

 S&P 500(1) - Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment.

 Settlement date - The date on which an order is settled either by payment or delivery of securities.

 Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 (1)S&P has not reviewed any stocks included in the S&P 500 Index for their investment merit. S&P determines and calculates its index independently of the Funds and is not a sponsor or affiliate of the Funds. S&P gives no information and makes no statements about the suitability of investing in the Funds or the ability of its index to track stock market performance. S&P makes no guarantees about the index, any data included in it and the suitability of the index or its data for any purpose. "Standard and Poor's" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.

[GRAPHIC]
         Where to find more information

 You'll find more information about the Stock Funds in the following documents:

        Annual and semi-annual reports

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[GRAPHIC]
        Statement of Additional Information

        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations Funds:

        By telephone: 1.800.321.7854

        By mail:
        Nations Funds
        c/o Stephens Inc.
        One Bank of America Plaza
        33rd Floor
        Charlotte, NC 28255

        On the Internet: www.nations-funds.com

        Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number:
Nations Funds Trust, 811-09645

RHVALUEIX


NATIONS FUNDS